Document and Entity Information Document	Sep. 19, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 19, 2019
Entity Registrant Name	DANAHER CORPORATION
Entity Central Index Key	0000313616
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue, NWSuite 800W
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037-1701
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
Convertible Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Trading Symbol	DHR.PRA
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2022
Trading Symbol	DHR F 06/30/22
Security Exchange Name	NYSE
M 1.700 Percent Senior Notes Due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.700% Senior Notes due 2022
Trading Symbol	DHR 1.7 01/04/22
Security Exchange Name	NYSE
M 2.500 Percent Senior Notes Due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Senior Notes due 2025
Trading Symbol	DHR 2.5 07/08/25
Security Exchange Name	NYSE
M 0.200 Percent Senior Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.200% Senior Notes due 2026
Trading Symbol	DHR 0.2 03/18/26
Security Exchange Name	NYSE
M 1.200 Percent Senior Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Senior Notes due 2027
Trading Symbol	DHR 1.2 06/30/27
Security Exchange Name	NYSE
M 0.450 Percent Senior Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.450% Senior Notes due 2028
Trading Symbol	DHR 0.45 03/18/28
Security Exchange Name	NYSE
M 0.750 Percent Senior Notes Due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2031
Trading Symbol	DHR 0.75 09/18/31
Security Exchange Name	NYSE
M 1.350 Percent Senior Notes Due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.350% Senior Notes due 2039
Trading Symbol	DHR 1.35 09/18/39
Security Exchange Name	NYSE
M 1.800 Percent Senior Notes Due 2049 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Senior Notes due 2049
Trading Symbol	DHR 1.8 09/18/49
Security Exchange Name	NYSE